Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.02660%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$819,300.25

Principal:
Principal Collections	$13,777,408.50
Prepayments in Full	$5,501,004.47
Liquidation Proceeds	$148,025.44
Recoveries	$53,219.61
Sub Total	$19,479,658.02
Collections	$20,298,958.27

Purchase Amounts:
Purchase Amounts Related to Principal	$257,913.45
Purchase Amounts Related to Interest	$1,108.41
Sub Total	$259,021.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,557,980.13

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,557,980.13
Servicing Fee	$241,724.26	$241,724.26	$0.00	$0.00	$20,316,255.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,316,255.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,316,255.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,316,255.87
Interest - Class A-3 Notes	$57,643.28	$57,643.28	$0.00	$0.00	$20,258,612.59
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$20,105,846.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,105,846.59
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$20,025,695.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,025,695.42
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$19,967,780.42
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,967,780.42
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$19,896,702.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,896,702.92
Regular Principal Payment	$18,789,077.31	$18,789,077.31	$0.00	$0.00	$1,107,625.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,107,625.61
Residual Released to Depositor	$0.00	$1,107,625.61	$0.00	$0.00	$0.00
Total		$20,557,980.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,789,077.31
Total					$18,789,077.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,789,077.31	$38.90	$57,643.28	$0.12	$18,846,720.59	$39.02
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$18,789,077.31	$11.66	$419,552.95	$0.26	$19,208,630.26	$11.92

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,040,579.37	0.1118853	$35,251,502.06	0.0729845
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$276,380,579.37	0.1715648	$257,591,502.06	0.1599014

Pool Information
Weighted Average APR	3.451%	3.452%
Weighted Average Remaining Term	25.70	24.92
Number of Receivables Outstanding	28,127	27,212
Pool Balance	$290,069,112.96	$270,200,669.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$276,380,579.37	$257,591,502.06
Pool Factor	0.1737567	0.1618551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$12,609,167.83
Targeted Overcollateralization Amount	$12,609,167.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,609,167.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$184,091.21
(Recoveries)		146	$53,219.61
Net Loss for Current Collection Period			$130,871.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5414%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6231%
Second Prior Collection Period			0.7709%
Prior Collection Period			0.8975%
Current Collection Period			0.5606%
Four Month Average (Current and Prior Three Collection Periods)			0.7130%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5106	$13,348,420.48
(Cumulative Recoveries)			$2,047,898.25
Cumulative Net Loss for All Collection Periods			$11,300,522.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6769%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,614.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,213.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.72%	336	$4,660,429.52
61-90 Days Delinquent	0.19%	36	$521,589.81
91-120 Days Delinquent	0.04%	5	$104,780.59
Over 120 Days Delinquent	0.27%	50	$729,337.59
Total Delinquent Receivables	2.23%	427	$6,016,137.51

Repossession Inventory:
Repossessed in the Current Collection Period		9	$121,548.61
Total Repossessed Inventory		22	$316,357.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4032%
Prior Collection Period			0.3058%
Current Collection Period			0.3344%
Three Month Average			0.3478%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer